Property and Equipment, Net	6 Months Ended
Jun. 30, 2026
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

5. PROPERTY AND EQUIPMENT, NET

Property and equipment, net from continuing operations consisted of the following:

	June 30, 2026	December 31, 2025
Vehicles	$382,125	$370,760
Office equipment	272,370	254,525
Leasehold improvements	120,083	116,512
Less: accumulated depreciation	(677,311)	(624,162)
	$97,267	$117,635

 Depreciation expenses from continuing operations were $33,632 and $25,439 for the six months ended June 30, 2026 and 2025, respectively.